EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS	12 Months Ended
Dec. 31, 2024
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate, outstanding borrowings	NOTE 20 – EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS

		2024			2023			2022
USDm	Fixed/ floating	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾
Borrowings
Syndicate Facility⁵⁾	Floating	2029	7.2%	160.0	2028	6.6%	224.0	2026	7.6%	143.8
Bond Facility⁵⁾	Fixed	2029	9.9%	200.0	—	—	—	—	—	—
DSF Facility⁵⁾	Floating	2029	6.4%	123.8	2029	5.9%	140.1	2027	6.7%	201.8
DSF Facility 2⁵⁾	Floating	2029	6.2%	92.0	2029	5.8%	52.5	—	—	—
DSF Facility 3⁵⁾	Floating	2031	6.2%	29.8	—	—	—	—	—	—
HCOB Facility⁵⁾	Floating	2031	7.4%	87.5	2029	7.8%	31.2	2025	9.9%	42.4
ING⁵⁾	Floating	2029	6.4%	51.4	2029	5.9%	57.9	—	—	—
KFW Facility⁵⁾	Floating	2032	7.1%	31.8	2032	6.4%	34.8	2032	7.1%	37.9
BoComm 2 (USD)³⁾	Floating	2032	7.6%	62.1	2032	7.0%	66.7	2031	7.4%	71.3
BoComm 3 (USD)³⁾	Floating	2029	7.9%	73.5	2029	7.3%	82.2	2029	7.8%	90.9
CDBL³⁾	Fixed	2032	6.1%	136.5	2032	5.7%	149.0	2029	5.8%	160.8
Springliner (USD)³⁾	Fixed	2026	4.8%	25.0	2026	4.8%	27.9	2026	4.8%	30.7
CMBFL³⁾	Fixed	2033	5.8%	159.5	2033	5.7%	195.8	2033	4.9%	37.3
Other credit facilities	Floating	2026	4.3%	1.8	2026	4.7%	4.8	2026	3.1%	4.9
CEXIM (USD)⁵⁾	Floating	—	—	—	—	—	—	2030	7.0%	41.1
HCOB Facility 2⁵⁾	Floating	—	—	—	—	—	—	2026	8.3%	21.1
BoComm 1 (USD)³⁾	Floating	—	—	—	—	—	—	2025	8.7%	49.4
Eifuku (USD)³⁾	Floating	—	—	—	—	—	—	2026	7.9%	20.9
Showa (USD)³⁾	Floating	—	—	—	—	—	—	2024	8.6%	18.7
Weighted average effective interest rate⁴⁾			7.1%			6.2%			7.1%
Total borrowings				1,234.7			1,066.9			973.0
Borrowing costs				(17.0)			(13.9)			(11.1)
Right-of-use lease liabilities				8.6			6.6			5.0
Total				1,226.3			1,059.6			966.9
Hereof non-current				1,061.0			886.9			849.8
Hereof current				165.3			172.7			117.1
¹⁾ Effective interest rate includes deferred borrowing costs.
²⁾ Because of the floating interest rate, the carrying value of the Group's borrowings is approximately equal to the fair value except for fixed rate borrowings, where the fair value amounts to USD 544.8m (2023: USD 402.8m, 2022: USD 223.5m (compared to a total carrying value as of December 31, 2024 of USD 521.0m, 2023: USD 372.7m, 2022: USD 233.7m).
³⁾ Lease debt recognized under sale and leaseback arrangement with repurchase options (accounted for as finance transactions).
⁴⁾ Please refer to Note 24 for average interest rate including hedges.
⁵⁾ Facility with financial covenant. Total carrying value amounts to USD 776.3m as of December 31, 2024 (2023: USD 540.5m, 2022:
USD 488.1m).
In addition to the facilities above, TORM had undrawn credit facilities of USD 323.6m as of December 31, 2024. Please refer to Note
2 for further information on the Company’s liquidity and capital resources and Notes 24 and 25 for further information on interest rate swaps and financial risks.
NOTE 20 – continued
The following table summarizes the reconciliation of liabilities arising from financing activities:

		Cash movements		Non-cash movements
USDm	Opening balance as of January 01, 2024	Borrowings	Repayments	Business combin- ations	Other changes	End balance as of December 31, 2024
Borrowings	1,059.6	419.4	(256.3)	—	3.6	1,226.3
Total	1,059.6	419.4	(256.3)	—	3.6	1,226.3

		Cash movements		Non-cash movements
USDm	Opening balance as of January 01, 2023	Borrowings	Repayments	Business combin- ations	Other changes	End balance as of December 31, 2023
Borrowings	966.9	676.4	(585.4)	—	1.7	1,059.6
Total	966.9	676.4	(585.4)	—	1.7	1,059.6

		Cash movements		Non-cash movements
USDm	Opening balance as of January 01, 2022	Borrowings	Repayments	Business combin- ations	Other changes	End balance as of December 31, 2022
Borrowings	1,135.4	96.3	(275.2)	7.9	2.5	966.9
Total	1,135.4	96.3	(275.2)	7.9	2.5	966.9
Accounting Policies
Borrowings consist of mortgage debt, bank loans, bonds and lease liabilities.
Borrowings are initially measured at fair value less transaction costs. Mortgage debt and bank loans are subsequently measured at amortized cost. This means that the difference between the net proceeds at the time of borrowing and the nominal amount of the loan is recognized in the income statement as a financial expense over the term of the loan applying the effective interest method.
When terms of existing financial liabilities are renegotiated, or other changes regarding the effective interest rate occur, TORM performs a test to evaluate whether the new terms are substantially different from the original terms. If the new terms are substantially different from the original terms, TORM accounts for the change as an extinguishment of the original financial liability and the recognition of a new financial liability.